SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
SUPPLEMENTAL CASH FLOW INFORMATION
Accounts payable and accrued liabilities	$ (37,130)
Share-based compensation	26,173
Common shares issued		$ 11,702
Total	$ (10,957)	$ 11,702